Condensed Consolidated Statements of Cash Flows - USD ($)	3 Months Ended	6 Months Ended	9 Months Ended
	Sep. 30, 2020	Dec. 31, 2020	Sep. 30, 2021
Cash Flows from Operating Activities:
Net loss	$ (878)	$ (2,528)	$ (3,508,199)
Adjustments to reconcile net loss to net cash used in operating activities:
Change in fair value of warrant liabilities			(1,840,000)
Loss on issuance of private warrants			1,272,500
Transaction costs incurred in connection with warrants			50,179
Interest earned on marketable securities held in Trust Account			(8,746)
Changes in operating assets and liabilities:
Prepaid expenses			(698,309)
Accrued expenses	878	2,528	3,015,261
Net cash provided by (used in) operating activities			(1,717,314)
Cash Flows from Investing Activities:
Investment of cash in Trust Account			(207,000,000)
Net cash provided by (used in) investing activities			(207,000,000)
Cash Flows from Financing Activities
Proceeds from sale of Units, net of underwriting discounts paid		25,000	206,750,000
Proceeds from issuance of Class B common stock to Sponsor	25,000		0
Proceeds from sale of Private Placements Warrants			2,000,000
Proceeds from sale of Unit Purchase Option			6,000
Proceeds from promissory note — related party	27,450		500,000
Repayment of promissory note — related party		180,632	(300,000)
Payment of offering costs	(27,450)	(48,784)	(237,197)
Net cash provided by (used in) financing activities	25,000	156,848	208,718,803
Net Change in Cash	25,000	156,848	1,489
Cash — Beginning of period			156,848
Cash — End of period	25,000	156,848	158,337
Non-Cash investing and financing activities:
Offering costs included in accrued offering costs	38,243		118,569
Initial classification of warrant liability			$ 15,181,000
Deferred offering costs included in accrued offering costs		12,875
Deferred offering costs paid through promissory note — related party	$ 81,125	$ 119,368